Property, Plant and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment consisted of the following as of December 31, 2023 and June 30, 2023:
	December 31, 2023	June 30, 2023
Building and improvements	$5,026,718	$4,963,911
Motor vehicles	344,015	337,202
Office and electronic equipment	127,080	330,232
Machinery	76,006	176,431
Total property, plant and equipment, at cost	5,573,819	5,807,776
Less: accumulated depreciation	(947,094)	(995,252)
Property, plant and equipment, net	$4,626,725	$4,812,524